Exhibit 99.1

World Omni Select Auto Trust 2025-A
Monthly Servicer Certificate
August 31, 2026

Dates Covered
Collections Period	08/01/26 - 08/31/26
Interest Accrual Period	08/17/26 - 09/14/26
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/26	543,450,350.36	17,312
Principal Payments	20,836,350.87	623
Defaulted Receivables	4,728,279.79	172
Repurchased Accounts	0.00	0
Pool Balance at 08/31/26	517,885,719.70	16,517

Pool Statistics	$ Amount	# of Accounts
Pool Factor	61.97%
Prepayment ABS Speed	2.13%
Aggregate Starting Principal Balance	835,651,463.60	25,966

Delinquent Receivables:
Past Due 31-60 days	32,739,864.93	1,102
Past Due 61-90 days	12,150,334.04	408
Past Due 91-120 days	2,786,413.35	94
Past Due 121+ days	0.00	0
Total	47,676,612.32	1,604

Total 31+ Delinquent as % Ending Pool Balance	9.21%
Total 61+ Delinquent as % Ending Pool Balance	2.88%
Delinquency Trigger Occurred	NO

Recoveries	3,020,790.88
Aggregate Net Losses/(Gains) - August 2026	1,707,488.91
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	3.77%
Prior Net Losses/(Gains) Ratio	2.74%
Second Prior Net Losses/(Gains) Ratio	3.79%
Third Prior Net Losses/(Gains) Ratio	3.47%
Four Month Average	3.44%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.22%

Overcollateralization Target Amount	60,851,572.06
Actual Overcollateralization	60,851,572.06
Weighted Average Contract Rate	10.58%
Weighted Average Remaining Term	58.20

Flow of Funds	$ Amount
Collections	28,509,955.91
Investment Earnings on Cash Accounts	15,440.59
Servicing Fee	(566,094.11)
Transfer to Collection Account	-
Available Funds	27,959,302.39

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	1,327,441.39
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	170,349.42
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	22,560,786.55
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,900,725.03

Total Distributions of Available Funds	27,959,302.39

Servicing Fee	566,094.11
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	666,450,000.00
Original Class B	47,210,000.00
Original Class C	44,700,000.00

Total Class A, B, C
Note Balance @ 08/17/26	479,594,934.19
Principal Paid	22,560,786.55
Note Balance @ 09/15/26	457,034,147.64

Class A-1
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-2a
Note Balance @ 08/17/26	172,409,109.53
Principal Paid	17,153,695.61
Note Balance @ 09/15/26	155,255,413.92
Note Factor @ 09/15/26	54.3763708%

Class A-2b
Note Balance @ 08/17/26	54,345,824.66
Principal Paid	5,407,090.94
Note Balance @ 09/15/26	48,938,733.72
Note Factor @ 09/15/26	54.3763708%

Class A-3
Note Balance @ 08/17/26	160,930,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	160,930,000.00
Note Factor @ 09/15/26	100.0000000%

Class B
Note Balance @ 08/17/26	47,210,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	47,210,000.00
Note Factor @ 09/15/26	100.0000000%

Class C
Note Balance @ 08/17/26	44,700,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	44,700,000.00
Note Factor @ 09/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,497,790.81
Total Principal Paid	22,560,786.55
Total Paid	24,058,577.36

Class A-1
Coupon	4.22200%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.14000%
Interest Paid	594,811.43
Principal Paid	17,153,695.61
Total Paid to A-2a Holders	17,748,507.04

Class A-2b
SOFR Rate	3.63650%
Coupon	4.23650%
Interest Paid	185,467.96
Principal Paid	5,407,090.94
Total Paid to A-2b Holders	5,592,558.90

Class A-3
Coupon	4.08000%
Interest Paid	547,162.00
Principal Paid	0.00
Total Paid to A-3 Holders	547,162.00

Class B
Coupon	4.33000%
Interest Paid	170,349.42
Principal Paid	0.00
Total Paid to B Holders	170,349.42

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.9750393
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.7494416
Total Distribution Amount	31.7244809

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.0832566
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	60.0787882
Total A-2a Distribution Amount	62.1620448

A-2b Interest Distribution Amount	2.0607551
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	60.0787882
Total A-2b Distribution Amount	62.1395433

A-3 Interest Distribution Amount	3.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.4000000

B Interest Distribution Amount	3.6083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.6083334

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/26	4,178,257.32
Investment Earnings	12,419.20
Investment Earnings Paid	(12,419.20)
Deposit/(Withdrawal)	-
Balance as of 09/15/26	4,178,257.32
Change	-

Required Reserve Amount	4,178,257.32

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2025-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.